Other Income - Summary of Other Income (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other operating income [abstract]
Account management service fees	¥ 1,234,950	¥ 1,168,955	¥ 1,518,523
Others	272,947	221,947	321,711
Other income	¥ 1,507,897	¥ 1,390,902	¥ 1,840,234